Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 8,986	$ 40,813
Marketable securities	12,835	55,273
Prepaid expenses and other current assets	1,135	1,662
Total current assets	22,956	97,748
Property and equipment, net	1,689	3,973
Operating lease right-of-use asset	3,515
Other assets		1,360
Total assets	28,160	103,081
Current liabilities:
Accounts payable	3,218	3,404
Accrued liabilities	5,242	13,094
Notes payable, current portion	4,744
Deferred license revenue		36
Total current liabilities	13,204	16,534
Operating lease liability, net of current portion	4,027
Notes payable, net of current portion		26,201
Deferred rent, net of current portion		2,201
Other long term liabilities	81
Total liabilities	17,312	44,936
Commitments and contingencies (Note 12)
Stockholders’ equity
Common stock, $0.001 par value; 200,000,000 shares authorized at December 31, 2019 and 2018, respectively; 23,899,261 and 23,000,151 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	23	23
Additional paid-in capital	290,215	274,029
Accumulated deficit	(279,400)	(215,884)
Accumulated other comprehensive income (loss)	10	(23)
Total stockholders’ equity	10,848	58,145
Total liabilities and stockholders’ equity	$ 28,160	$ 103,081